INVESTMENT MANAGEMENT

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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

November 22, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Funds Trust (the "Registrant")
(File Nos. 333-59745; 811-08895)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 122 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and shall become effective on February 9, 2023. The Registrant is filing this Amendment for the purpose of registering a new series of the Registrant, Voya Short Duration High Income Fund (the "Fund"), and relates solely to the Fund. The Amendment does not supersede or amend any disclosure in the Registrant’s Registration Statement relating to any other series of the Registrant.

Should you have any questions or comments regarding this filing, please contact Anna Jagiello at (480) 477-2309 or the undersigned at (212) 309-6566.

Regards,

/s/ Nicholas C.D. Ward Nicholas C.D. Ward Counsel

Voya Investment Management

Attachment

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq. Ropes & Gray LLP